Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Number of Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2015		$ 146		$ 82,427	$ 387	$ (74,453)	$ 552	$ 9,059
Balance, shares at Dec. 31, 2015	[1]	7,949,444
Beneficial conversion feature related to convertible loans from shareholders (Note 8)				123
Beneficial conversion feature related to convertible loans from shareholders (Note 8), shares	[1]
Extinguishment of convertible loan				(359)				(359)
Share-based compensation to employees				111				111
Share-based compensation to employees, shares	[1]
Issuance of shares and warrants, net of issuance costs of $204		$ 82		5,714				5,796
Issuance of shares and warrants, net of issuance costs of $204, shares	[1]	10,415,400
Exercise of warrants and conversion of convertible loan to Ordinary shares		$ 22		1,391				1,413
Exercise of warrants and conversion of convertible loan to Ordinary shares, shares	[1]	2,881,658
Transaction with non-controlling interest
Net income (loss)						(4,910)	3	(4,907)
Other comprehensive loss/income					(165)		(42)	(207)
Balance at Dec. 31, 2016		$ 250		89,407	222	(79,363)	513	11,029
Balance, shares at Dec. 31, 2016	[1]	21,246,502
Share-based compensation to employees				559				559
Share-based compensation to employees, shares	[1]
Exercise of warrants		$ 36		2,105				2,141
Exercise of warrants, shares	[1]	4,218,121
Conversion of convertible loan to Ordinary shares		$ 11		3,164				3,175
Conversion of convertible loan to Ordinary shares, shares	[1]	1,322,917
Issuance of shares, net of issuance costs		$ 38		9,688				9,726
Issuance of shares, net of issuance costs, shares	[1]	4,604,500
Transaction with non-controlling interest
Net income (loss)						2,239	103	2,342
Other comprehensive loss/income					170		43	213
Balance at Dec. 31, 2017		$ 335		104,923	392	(77,124)	659	29,185
Balance, shares at Dec. 31, 2017	[1]	31,392,040
Share-based compensation to employees				898				898
Share-based compensation to employees, shares	[1]
Exercise of warrants		$ 13		787				800
Exercise of warrants, shares	[1]	1,454,546
Issuance of shares, net of issuance costs		$ 37		12,215				12,252
Issuance of shares, net of issuance costs, shares	[1]	4,545,454
Exercise of Option		$ 1		(1)
Exercise of Option, shares		124,851	[1]					103,125
Transaction with non-controlling interest				(254)			(546)	$ (254)
Net income (loss)						163	(386)	(223)
Other comprehensive loss/income					(172)		(79)	(251)
Balance at Dec. 31, 2018		$ 386		$ 118,568	$ 220	$ (76,961)	$ (352)	$ 41,861
Balance, shares at Dec. 31, 2018	[1]	37,516,891

[1]	See Note 9a.